Share-based payments - Summary of Information about Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2020 yr £ / shares	Dec. 31, 2019 yr £ / shares	Dec. 31, 2018 yr £ / shares
Annual Performance Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | £ / shares	£ 37.71	£ 45.97	£ 46.45
Term (years) | yr	3.0	3.0	3.0
Long Term Incentive Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | £ / shares	£ 34.50	£ 48.50	£ 47.74
Expected dividend yield	1.48%	2.16%	2.27%
Risk-free interest rate	0.02%	0.72%	0.84%
Volatility	33.00%	19.00%	25.00%
Term (years) | yr	3.0	3.0	3.0